BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of changes in Level 3 items in financial instruments (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Assets
Opening balance	$ 10,064.4
Closing balance	10,227.2
Liabilities
Opening balance	4,243.5
Closing balance	3,339.2
Level 3 | Contingent consideration related to acquisitions
Liabilities
Opening balance	20.0
Additions	0.0
Disposals	(10.0)
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	0.0
Closing balance	10.0
Level 3 | Unlisted equity securities
Assets
Opening balance	14.3
Additions	0.0
Disposals	0.0
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	(0.1)
Closing balance	14.2
Level 3 | Promissory notes
Assets
Opening balance	4.4
Additions	0.0
Disposals	(4.5)
Interest income recognized in the consolidated statement of income	0.1
Exchange rate losses	0.0
Closing balance	0.0
Level 3 | Available for sale receivables
Assets
Opening balance	58.5
Additions	45.0
Disposals	0.0
Interest income recognized in the consolidated statement of income	0.0
Exchange rate losses	0.0
Closing balance	$ 103.5